Supplemental Information On Oil And Gas Exploration And Production Activities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 MBoe	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Prices per unit (usd per MMbls or MMcf)	2.76	91.32	96.19	4.12	76.16	4.38
Decrease in reserve during the period	(12,564)	(12,564)
Decrease in reserves relating to change in estimates	442	442
Future development costs estimated to be spent in 2013		$ 82,772
Future development costs estimated to be spent in 2014		16,416
Future development costs estimated to be spent in 2015		$ 4,335